As filed with the Securities and Exchange Commission on October 28, 2024

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 286	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 287	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Brendan Hamill

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

[__]	immediately upon filing pursuant to paragraph (b)
[X]	On October 30, 2024, pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a) (1)
[__]	on (date) pursuant to paragraph (a)
[__]	75 days after filing pursuant to paragraph (a) (2)
[__]	on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 275 to its Registration Statement until October 30, 2024. Post-Effective Amendment No. 275 to the Registrant’s Registration Statement relates to the Emerald Growth Fund, a series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 275 under the Securities Act of 1933 and Amendment No. 276 under the Investment Company Act of 1940, filed on August 20, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 286, of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 28th day of October, 2024.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Lucas Foss
Lucas Foss
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	October 28, 2024
Edmund J. Burke*

/s/ Jeremy W. Deems	Trustee	October 28, 2024
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	October 28, 2024
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	October 28, 2024
Jerry G. Rutledge*

/s/ Michael "Ross" Shell	Chairman and Trustee	October 28, 2024
Michael "Ross" Shell*

/s/ Lucas Foss	President, Principal Executive Officer	October 28, 2024
Lucas Foss

/s/ Jennell Panella	Treasurer, Principal Financial Officer, Principal Accounting Officer	October 28, 2024
Jennell Panella

*	Signature affixed by Brendan Hamill pursuant to a power of attorney dated June 11, 2024.